Balance Sheets (Unaudited) (USD $)	Oct. 31, 2012	Apr. 30, 2012
ASSETS
Total current assets
TOTAL ASSETS
Current Liabilities
Accounts Payable	30,429	6,769
Loans from stockholders	41,589	23,092
Total current liabilities	72,018	29,861
TOTAL LIABILITIES	72,018	29,861
COMMITMENTS AND CONTINGENCIES
STOCKHOLDERS' DEFICIT
Common stock, par $0.001, 100,000,000 shares authorized, 3,600,000 and 3,600,000 shares issued and outstanding, respectively	3,600	3,600
Additional paid in capital	32,400	32,400
Deficit accumulated during the development stage	(108,018)	(65,861)
TOTAL STOCKHOLDERS' DEFICIT	(72,018)	(29,861)
TOTAL LIABILITIES AND STOCKHOLDERS' DEFICIT	$ 0